UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      West Creek Capital, LLC
           -----------------------------------------------------
Address:   1919 Pennsylvania Avenue, NW
           Suite 725
           Washington, DC 20006
           -----------------------------------------------------

Form 13F File Number: 028-12850
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jacqueline Manger
        -------------------------
Title:  VP, Chief Operating Officer
        -------------------------
Phone:  (202) 466-5917
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jacqueline Manger                 Washington, DC                 10/30/2008
---------------------                 --------------                 ----------
     [Signature]                      [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           22
                                         -----------
Form 13F Information Table Value Total:      $64,578
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
2020 CHINACAP ACQUIRCO UNIT EX COM              90212G208     1583  223000 SH       SOLE              223000      0    0
A H BELO CORP COM CL A         COM              001282102     1120  217060 SH       SOLE              217060      0    0
ACETO CORP COM                 COM              004446100     6279  654713 SH       SOLE              654713      0    0
ACME COMMUNICATION INC COM     COM              004631107     1566 1647895 SH       SOLE             1647895      0    0
ADVANCED TECH ACQU CRP UNIT EX COM              007556202     1372  180000 SH       SOLE              180000      0    0
BELO CORP COM SER A            COM              080555105     6468 1085300 SH       SOLE             1085300      0    0
CAPITAL SR LIVING CORP COM     COM              140475104    12971 1706650 SH       SOLE             1706650      0    0
CBS CORP NEW CL B              COM              124857202     3098  212500 SH       SOLE              212500      0    0
CHINACAST EDU CORP COM         COM              16946T109     1008  400088 SH       SOLE              400088      0    0
CHINACAST EDU CORP WT          COM              16946T117       31  185000 SH       SOLE              185000      0    0
CITADEL BROADCASTING COM       COM              17285T106      663  850432 SH       SOLE              850432      0    0
CMS BANCORP INC COM            COM              12600U102     1297  167979 SH       SOLE              167979      0    0
GREAT LAKE DREDGE DCK COM      COM              390607109     4423  701019 SH       SOLE              701019      0    0
HICKS ACQST CO I INC UNIT EX   COM              429086408       99   11000 SH       SOLE               11000      0    0
KAPSTONE PAPER & PACK COM      COM              48562P103    16884 2658858 SH       SOLE             2658858      0    0
KAPSTONE PAPER & PACK WT EX 08 COM              48562P111     1304  965755 SH       SOLE              965755      0    0
ONVIA COM INC COM              COM              68338T403     2972  654572 SH       SOLE              654572      0    0
OVERTURE ACQST CORP UNIT EX 00 COM              G6830P209      486   52300 SH       SOLE               52300      0    0
PROLIANCE INTL INC COM         COM              74340R104       94  124696 SH       SOLE              124696      0    0
SAPPHIRE INDUSTRL CORP UNIT EX COM              80306T208      485   53000 SH       SOLE               53000      0    0
TFS FINL CORP COM              COM              87240R107      136   10879 SH       SOLE               10879      0    0
UNION STREET ACQ CORP COM      COM              908536105      239   30500 SH       SOLE               30500      0    0